Document And Entity Information	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	CinCor Pharma, Inc.
Entity Central Index Key	0001868734
Entity Emerging Growth Company	true
Securities Act File Number	001-41201
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4931245
Entity Address, Address Line One	230 Third Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	844
Local Phone Number	531-1834
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	CINC
Security Exchange Name	NASDAQ
Amendment Description	The Current Report on Form 8-K/A (this "Amended Form 8-K") amends the Current Report on Form 8-K filed by CinCor Pharma, Inc. (the "Company") on November 3, 2022 (the "Original Form 8-K"). On November 3, 2022, the Company issued a press release (the "Press Release") announcing its financial results and general corporate updates for the third quarter ended September 30, 2022, which Press Release was furnished as Exhibit 99.1 to the Original Form 8-K. The purpose of this Amended Form 8-K is to correct and clarify certain information contained in the Press Release. No other changes to the Original Form 8-K have been made.